UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from July 1, 2011 to July 31, 2011

333-173202-01
(Commission File Number of issuing entity)
Honda Auto Receivables 2011-2 Owner Trust
(Exact name of issuing entity specified in its charter)
333-173202
(Commission File Number of depositor)
American Honda Receivables LLC
(Exact name of depositor as specified in its charter)
American Honda Finance Corporation
(Exact name of sponsor as specified in its charter)

Delaware	90-6168361
(State or other jurisdiction of organization	(I.R.S Employer Identification No.)
of the issuing entity)

c/o American Honda Receivables LLC
20800 Madrona Avenue
Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)
(310) 972-2511
(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☑	☐
Class A-2	☐	☐	☑	☐
Class A-3	☐	☐	☑	☐
Class A-4	☐	☐	☑	☐
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2011-2 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the August 18, 2011 distribution date, attached as Exhibit 99.1.
PART II — OTHER INFORMATION
Item 9. Exhibits.
Exhibit 99.1 — Servicer’s Certificate and Monthly Servicer Report

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2011-2 Owner Trust
	By:	American Honda Finance Corporation, as Servicer

	By:	/s/ Paul Honda
Mr. Paul Honda
Date: August 18, 2011		Vice President - Finance & Administration, Assistant Secretary and Compliance Officer

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for August 18, 2011 distribution date